Business combinations	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
Business combinations
51.	Business combinations
On April 2, 2024, the Group acquired 100% equity interest in PAO
b
ank, a licensed bank authorized under the Hong Kong Banking Ordinance, at a cash consideration of HKD933 million (equivalent to approximately RMB846 million). Upon completion of the transaction, PAO
b
ank became a wholly-owned subsidiary of the Group.
Details of the purchase consideration, the net assets acquired and goodwill are as follows:

RMB’000
Purchase consideration
Cash paid	845,998
The assets and liabilities recognized as a result of the acquisition are as follows:

Fair value
RMB’000
Cash at bank	366,527
Financial assets at fair value through other comprehensive income	432,773
Accounts and other receivables and contract assets	5,796
Loans to customers	2,120,280
Property and equipment	2,535
Intangible assets	143,729
Right-of-use assets	5,494
Other assets	1,414
Customer deposits	(2,410,836)
Accounts and other payables and contract liabilities	(53,309)
Other liabilities	(11,980)
Lease liabilities	(8,781)
Net deferred tax liability	(6,236)

Net identifiable assets acquired	587,406
Goodwill	258,592

Purchase consideration transferred	845,998

The goodwill recognized is primarily attributed to the expected synergies and other benefits from combining their assets and activities with those of the Group. The goodwill is not deductible for income tax purposes.
The transaction costs incurred for the acquisition were immaterial and have been expensed and are included in other expenses in the consolidated statements of comprehensive income.

On July 30, 2024, the Group acquired a 100% equity interest in Heilongjiang Microfinance at a consideration of RMB70 million. Upon completion of the transaction, Heilongjiang Microfinance became a wholly-owned subsidiary of the Group.
Details of the purchase consideration, the net assets acquired and goodwill are as follows:

RMB’000
Purchase consideration
Cash paid	70,000
The assets and liabilities recognized as a result of the acquisition are as follows:

Fair value
RMB’000
Cash at bank	41,419
Accounts and other receivables and contract assets	13
Intangible assets	28,306
Other liabilities	262

Net identifiable assets acquired	70,000

Goodwill	—
Gain recognized as a bargain purchase	—

Purchase consideration transferred	70,000

The transaction costs incurred for the acquisition were immaterial and have been expensed and are included in other expenses in the consolidated statements of comprehensive income.